Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Items Designated As Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	$ 1,460	$ 3,240
Carrying amount of hedging instruments, Liability	[1]	(8,970)	(10,873)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(1,202)	1,962
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	1,182	(1,966)
Ineffectiveness recorded in non-interest revenue - other		(5)	4
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		1,414	3,240	[1]
Carrying amount of hedging instruments, Liability		(2,278)	(1,762)	[1]
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness		(1,878)	2,093	[2]
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness		1,858	(2,097)	[2]
Ineffectiveness recorded in non-interest revenue - other		(5)	4
Interest rate risk [member] | Cash flow hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	354	2,602
Carrying amount of hedging instruments, Liability	[1]	(1,166)	(43)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	(2,467)	2,516
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	2,447	(2,520)
Ineffectiveness recorded in non-interest revenue - other		(5)	4
Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Liability	[1]	(6,692)	(9,111)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	647	(131)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(647)	131
Foreign exchange risk [member] | Cash flow hedges [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	1,020	638
Carrying amount of hedging instruments, Liability	[1]	(1,112)	(1,710)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	276	(315)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	(276)	315
Foreign exchange risk [member] | Hedges of net investment in foreign operations [member] | Cross currency swap [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset		46
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness		29
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness		(29)
Equity price risk [member] | Cash flow hedges [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging instruments, Asset	[1]	40
Carrying amount of hedging instruments, Liability	[1]		(9)
Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	[2]	313	(108)
Hedge ineffectiveness Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness	[2]	$ (313)	$ 108

[1]	Represents the unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
[2]	Represents life to date amounts.